Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	1-16137
Entity Registrant Name	INTEGER HOLDINGS CORPORATION
Entity Central Index Key	0001114483
Entity Tax Identification Number	16-1531026
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5830 Granite Parkway
Entity Address, Address Line Two	Suite 1150
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	214
Local Phone Number	618-5243
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ITGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false